Annual Total Returns- JPMorgan US Small Company Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan US Small Company Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.69%)	21.63%	40.66%	8.71%	(3.05%)	20.87%	9.08%	(11.97%)	22.18%	18.32%